DEPOSITS PAYABLE (Details)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares
DEPOSITS PAYABLE
Deposit payable	$ 11,616,021	¥ 75,000,000
Mezzanine equity, shares	2,419,909	2,419,909
Series C convertible redeemable preferred shares
DEPOSITS PAYABLE
Mezzanine equity, shares	0	0